Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 397,900,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	54,949.99
Total Offset Amount	0.00
Net Fee	$ 41,139.99
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A